INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Intangible assets
Balance at beginning of the period	$ 176,893,136	$ 173,783,956
Additions	1,861,118	2,011,990
Amortization of the period	(3,026,403)	(2,747,206)
Foreign currency translation	39,432	(14,204)
Balance at end of the period	175,767,283	173,034,536
HB4 and breeding program
Intangible assets
Balance at beginning of the period	35,574,371	31,679,681
Additions	169,819	224,230
Amortization of the period	(522,087)	(427,548)
Balance at end of the period	35,222,103	31,476,363
Integrated seed products
Intangible assets
Balance at beginning of the period	2,681,826	2,841,008
Amortization of the period	(48,542)	(47,229)
Foreign currency translation	36,564	(7,217)
Balance at end of the period	2,669,848	2,786,562
Microbiology product
Intangible assets
Balance at beginning of the period	41,187,249	37,295,460
Transfers		675
Amortization of the period	(923,691)	(719,717)
Foreign currency translation	1,670	(6,119)
Balance at end of the period	40,265,228	36,570,299
Microbiological products in progress
Intangible assets
Balance at beginning of the period	10,452,861	12,213,341
Additions	1,484,198	1,723,274
Transfers		(675)
Foreign currency translation	1,118
Balance at end of the period	11,938,177	13,935,940
Trademarks and patents
Intangible assets
Balance at beginning of the period	47,906,064	51,933,444
Additions	111,285	62,543
Amortization of the period	(1,019,600)	(1,092,881)
Balance at end of the period	46,997,749	50,903,106
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the period	10,045,294	7,827,309
Balance at end of the period	10,045,294	7,827,309
Software
Intangible assets
Balance at beginning of the period	1,827,983	1,638,519
Additions		1,943
Transfers	137,598
Amortization of the period	(169,867)	(379,398)
Foreign currency translation	80	(868)
Balance at end of the period	1,795,794	1,260,196
Software in progress
Intangible assets
Balance at beginning of the period	580,728	349,171
Additions	95,816
Transfers	(137,598)
Balance at end of the period	538,946	349,171
Customer loyalty
Intangible assets
Balance at beginning of the period	21,636,760	23,006,023
Amortization of the period	(342,616)	(80,433)
Balance at end of the period	21,294,144	22,925,590
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000	5,000,000
Balance at end of the period	$ 5,000,000	$ 5,000,000